Goodwill, Intangible and Long-Lived Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Carrying value of goodwill by reportable operating segment
Goodwill, Beginning Balance	$ 1,102,458	$ 1,014,825	$ 1,006,712
Acquisitions	5,039	79,909	4,147
Currency and other adjustments	511	7,724	3,966
Goodwill, Ending Balance	1,108,008	1,102,458	1,014,825
Paint Stores Group [Member]
Carrying value of goodwill by reportable operating segment
Goodwill, Beginning Balance	286,744	285,445	285,425
Currency and other adjustments	254	1,299	20
Goodwill, Ending Balance	286,998	286,744	285,445
Consumer Group [Member]
Carrying value of goodwill by reportable operating segment
Goodwill, Beginning Balance	689,388	686,612	683,364
Acquisitions			4,147
Currency and other adjustments	(109)	2,776	(899)
Goodwill, Ending Balance	689,279	689,388	686,612
Global Finishes Group [Member]
Carrying value of goodwill by reportable operating segment
Goodwill, Beginning Balance	115,719	42,397	37,573
Acquisitions	5,039	70,594
Currency and other adjustments	(408)	2,728	4,824
Goodwill, Ending Balance	120,350	115,719	42,397
Latin America Coating Group [Member]
Carrying value of goodwill by reportable operating segment
Goodwill, Beginning Balance	10,607	371	350
Acquisitions		9,315
Currency and other adjustments	774	921	21
Goodwill, Ending Balance	$ 11,381	$ 10,607	$ 371